	APPLIED FINANCE EXPLORER FUND
Schedule of Investments		July 31, 2022 (unaudited)
		Shares	Fair Value
92.66%	COMMON STOCKS
4.16%	COMMUNICATION SERVICES
	AMC Networks, Inc., Class A* . . . . . .	68,292	$ 2,084,272
	Ameris Bancorp. . . . . . . . . . . .	50,166	2,372,350
	Cars.com, Inc.* . . . . . . . . . . . .	182,408	2,145,118
	Sinclair Broadcast Group, Inc., Class A . .	90,735	1,981,652
	Tegna, Inc. . . . . . . . . . . . . . .	95,820	2,006,471
	Ziff Davis, Inc.* . . . . . . . . . . . .	23,401	1,916,308
			12,506,171
9.40%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc. . . .	58,927	2,535,629
	Asbury Automotive Group, Inc.* . . . . .	12,524	2,149,619
	Caleres, Inc. . . . . . . . . . . . . .	94,839	2,353,904
	Everi Holdings, Inc.* . . . . . . . . . .	111,985	2,151,232
	Golden Entertainment, Inc.* . . . . . .	48,103	2,110,279
	Group I Automotive, Inc. . . . . . . . .	13,703	2,424,335
	Installed Building Products, Inc. . . . . .	21,495	2,180,023
	Malibu Boats, Inc. Class A* . . . . . . . . . . . . . .	34,130	2,131,418
	MarineMax, Inc.* . . . . . . . . . . .	53,941	2,202,950
	Meritage Home Corp.* . . . . . . . . .	22,089	1,950,459
	Patrick Industries, Inc. . . . . . . . . .	32,332	1,963,199
	Rent-A-Center, Inc. . . . . . . . . . .	85,249	2,005,909
	Taylor Morrison Home Corp.* . . . . . .	74,011	2,124,116
			28,283,072
4.05%	CONSUMER STAPLES
	Bellrings Brands, Inc.* . . . . . . . . .	71,480	1,725,527
	Performance Food Group Co.* . . . . .	38,618	1,919,701
	SpartanNash Co. . . . . . . . . . . .	77,554	2,504,219
	Sprouts Farmers Market, Inc.* . . . . . .	72,273	1,997,626
	The Andersons, Inc. . . . . . . . . . .	50,000	1,808,500
	United Natural Foods, Inc.* . . . . . . .	52,329	2,224,506
			12,180,079

1

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
8.03%	ENERGY
	Antero Resources Corp.* . . . . . . . .	54,113	$ 2,145,039
	Chord Energy Corp. . . . . . . . . . .	11,684	1,498,356
	Civitas Resources, Inc. . . . . . . . . .	31,355	1,848,691
	CNX Resources Corporation.* . . . . .	99,097	1,711,405
	Comstock Resources, Inc.* . . . . . . .	131,212	2,090,207
	CONSOL Energy, Inc.* . . . . . . . . .	30,244	1,854,562
	Earthstone Energy, Inc.* . . . . . . . .	90,000	1,277,100
	EQT Corp. . . . . . . . . . . . . . .	40,910	1,801,267
	Magnolia Oil & Gas Corp. . . . . . . .	59,300	1,430,909
	Murphy Oil Corp. . . . . . . . . . . .	42,644	1,498,510
	Northern Oil and Gas, Inc. . . . . . . .	67,757	1,953,434
	PBF Energy Inc.* . . . . . . . . . . .	50,000	1,667,500
	PDC Energy, Inc. . . . . . . . . . . .	27,848	1,829,335
	SM Energy Co. . . . . . . . . . . . .	37,149	1,533,511
			24,139,826
19.01%	FINANCIALS
	Arbor Realty Trust, Inc. . . . . . . . . .	146,281	2,431,190
	Cowen, Inc. . . . . . . . . . . . . .	74,494	2,612,505
	Customers Bancorp, Inc.* . . . . . . .	52,542	2,006,579
	Donnelly Financial Solutions, Inc.* . . . .	82,694	2,810,769
	Encore Capital Group, Inc.* . . . . . . .	44,733	3,240,011
	Enova International, Inc.* . . . . . . . .	71,449	2,465,705
	Flagstar Bancorp, Inc. . . . . . . . . .	63,744	2,626,253
	Hancock Whitney Corp. . . . . . . . .	56,354	2,750,639
	Navient Corp. . . . . . . . . . . . . .	145,374	2,394,310
	Old National Bancorp of Indiana . . . .	107,900	1,878,539
	Open Lending Corp.* . . . . . . . . .	160,033	1,657,942
	PennyMac Financial Services, Inc. . . . .	50,757	2,780,976
	Piper Sandler Cos. . . . . . . . . . .	16,662	2,102,744
	Preferred Bank/Los Angeles . . . . . .	37,577	2,731,848
	Premier Financial Corp. . . . . . . . .	77,268	2,200,593
	QCR Holdings, Inc. . . . . . . . . . .	36,897	2,187,623
	Redwood Trust, Inc. . . . . . . . . . .	202,945	1,757,504
	Rithm Capital Corp. . . . . . . . . . .	254,558	2,777,228
	SLM Corp. . . . . . . . . . . . . . .	137,785	2,149,446
	Steward Information Services Corp. . . .	38,565	2,107,577
	2

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
	StoneX Group, Inc.* . . . . . . . . . .	28,719	$ 2,502,286
	Victory Capital Holdings, Inc. . . . . . .	81,462	2,254,054
	Virtus Investment Partners, Inc. . . . . .	10,701	2,207,830
	WSFS Financial Corp. . . . . . . . . .	53,200	2,538,704
			57,172,855
11.80%	HEALTH CARE
	Allscripts Healthcare Solutons, Inc.* . . .	143,090	2,263,684
	AMN Healthcare Services, Inc.* . . . . .	21,317	2,396,884
	Collegium Pharmaceutical, Inc. . . . . .	107,263	1,843,851
	The Ensign Group, Inc. . . . . . . . . .	33,143	2,641,166
	Fulgent Genetics, Inc.* . . . . . . . . .	16,876	1,008,341
	Innoviva, Inc.* . . . . . . . . . . . . .	180,562	2,589,259
	Ironwood Pharmaceuticals, Inc.* . . . .	218,483	2,501,630
	Medpace Holdings, Inc.* . . . . . . . .	14,597	2,474,629
	NextGen Healthcare, Inc.* . . . . . . .	74,257	1,271,280
	Owens & Minor, Inc. . . . . . . . . . .	73,418	2,599,731
	Patterson Companies, Inc. . . . . . . .	71,204	2,211,596
	Premier, Inc. Class A . . . . . . . . . .	69,330	2,666,432
	Prestige Consumer Healthcare, Inc.* . . .	37,878	2,284,422
	Tenet Healthcare Corp.* . . . . . . . .	47,866	3,164,900
	United Therapeutics Corp.* . . . . . . .	10,635	2,457,429
	Vanda Pharmaceuticals, Inc.* . . . . . .	104,784	1,129,572
			35,504,806
13.01%	INDUSTRIAL
	Atlas Air Worldwide Holdings* . . . . .	24,680	1,868,523
	Avis Budget Group, Inc.* . . . . . . . .	8,216	1,495,558
	Beacon Roofing Supply, Inc.* . . . . . .	35,667	2,140,733
	Builders FirstSource, Inc.* . . . . . . .	32,554	2,213,672
	EMCOR Group, Inc. . . . . . . . . . .	14,240	1,657,109
	Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . .	13,000	1,800,110
	Genco Shipping & Trading Ltd. . . . . .	100,180	1,931,470
	GMS, Inc.* . . . . . . . . . . . . . .	36,925	1,959,610
	GrafTech International Ltd. . . . . . . .	181,476	1,397,365
	Herc Holdings, Inc. . . . . . . . . . .	14,927	1,851,247
	Hillenbrand, Inc. . . . . . . . . . . .	39,779	1,837,790
	Marten Transport Ltd. . . . . . . . . .	89,113	1,921,276
	Matson, Inc. . . . . . . . . . . . . .	19,737	1,809,291
	3

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
	Mueller Industries, Inc. . . . . . . . . .	30,000	$ 2,019,900
	NV5 Global, Inc.* . . . . . . . . . . .	16,308	2,211,365
	REV Group, Inc. . . . . . . . . . . . .	113,865	1,325,389
	Schneider National, Inc. . . . . . . . .	71,025	1,799,063
	UFP Industries, Inc. . . . . . . . . . .	21,639	1,995,332
	Veritiv Corp.* . . . . . . . . . . . . .	19,410	2,407,228
	Werner Enterprises, Inc. . . . . . . . .	41,953	1,844,254
	WESCO International, Inc.* . . . . . . .	12,800	1,636,352
			39,122,637
7.57%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.* . . . . . . . . .	104,970	94,326
	Consensus Cloud Solutions* . . . . . .	34,968	1,889,321
	CSG Systems International, Inc. . . . . .	27,049	1,764,947
	Diodes, Inc.* . . . . . . . . . . . . .	23,256	1,892,341
	ePlus Inc.* . . . . . . . . . . . . . .	26,439	1,469,215
	Ichor Holdings, Ltd.* . . . . . . . . . .	54,498	1,703,607
	Insight Enterprises, Inc.* . . . . . . . .	17,561	1,640,373
	MaxLinear, Inc.* . . . . . . . . . . . .	39,852	1,610,419
	NETGEAR, Inc.* . . . . . . . . . . . .	97,566	2,515,252
	Progress Software Corp. . . . . . . . .	35,394	1,662,102
	ScanSource, Inc.* . . . . . . . . . . .	56,463	1,803,993
	SMART Global Holdings, Inc.* . . . . . .	78,271	1,535,677
	Synaptics, Inc.* . . . . . . . . . . . .	12,244	1,774,768
	Ultra Clean Holdings, Inc.* . . . . . . .	42,356	1,423,162
			22,779,503
5.11%	MATERIALS
	AdvanSix, Inc. . . . . . . . . . . . .	41,766	1,640,986
	Alamos Gold, Inc. . . . . . . . . . . .	211,073	1,665,366
	Boise Cascade Co. . . . . . . . . . .	25,739	1,820,005
	Cleanwater Paper Corp.* . . . . . . . .	44,932	1,604,073
	Commercial Metals Co. . . . . . . . .	49,500	1,961,190
	Element Solutions, Inc. . . . . . . . . .	82,237	1,625,003
	Ryerson Holding Corp. . . . . . . . . .	57,971	1,588,405
	Tronox Holdings PLC . . . . . . . . .	98,500	1,537,585
	Warrior Met Coal, Inc. . . . . . . . . .	60,000	1,915,800
			15,358,413
	4

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
6.89%	REAL ESTATE
	Anywhere Real Estate, Inc.* . . . . . . . . . . . . .	201,556	$2,001,451
	Brandywine Realty Trust . . . . . . . .	179,858	1,681,672
	Corecivic, Inc.* . . . . . . . . . . . .	149,100	1,605,807
	Kite Realty Group Trust . . . . . . . .	127,695	2,539,854
	National Storage Affiliates . . . . . . .	45,482	2,494,233
	Newmark Group, Inc., Class A . . . . .	193,978	2,211,349
	Office Properties Income Trust . . . . .	103,143	2,143,312
	Paramount Group, Inc. . . . . . . . . .	197,031	1,546,693
	Piedmont Office Realty . . . . . . . .	169,700	2,335,072
	The Macerich Co. . . . . . . . . . . .	203,828	2,162,615
			20,722,058
3.63%	UTILITIES
	Brookfield Infrastructure Corp. . . . . .	69,973	3,205,463
	New Jersey Resources Corp. . . . . . .	88,249	4,076,221
	Otter Tail Corp. . . . . . . . . . . . .	51,724	3,634,645
			10,916,329
92.66%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		278,685,749
0.09%	EXCHANGE TRADED FUNDS
0.09%	SMALL CAP
	iShares Russell 2000 ETF . . . . . . .	900	168,525
	iShares Russell 2000 Growth ETF . . . .	500	114,805
			283,330
0.09%	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		283,330
7.34%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional 1.81%** . . . . . . . . .	22,057,830	22,057,830
	TOTAL MONEY MARKET FUND . . . . . . . . . . . .		22,057,830
100.09%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		301,026,909
(0.09%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(271,407)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$300,755,502

*Non-income producing

**Effective 7 day yield as of July 31, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

5

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . .	$278,685,749	$—	$—	$278,685,749
Exchange Traded Fund .	283,330	—	—	283,330
Money Market Fund . . .	22,057,830			22,057,830
Total Investments . . . .	$301,026,909	$—	$—	$301,026,909

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $290,894,722 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 28,025,953
Gross unrealized depreciation . . . .	(17,893,766)
Net unrealized appreciation . . . . .	$ 10,132,187

6

QUARTERLY REPORT